Organization and principal activities (Details)	Dec. 15, 2023 $ / shares shares	Dec. 30, 2021 shares	Dec. 22, 2015 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 17, 2023	Nov. 16, 2023	Dec. 31, 2022 $ / shares shares	Jun. 29, 2022	Apr. 26, 2021 $ / shares shares
Organization and principal activities
Ordinary shares, shares authorized				496,253,373,300			496,253,373,300		95,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0000001			$ 0.0000001		$ 0.0000001
ZKH Industrial Supply
Organization and principal activities
Ownership interest (as a percent)				100.00%
ZKH Hong Kong Limited | ZKH Industrial Supply
Organization and principal activities
Ownership interest (as a percent)								100.00%
Ordinary shares
Organization and principal activities
Shares issued		1,161,080,000
Series Seed Preferred Shares
Organization and principal activities
Shares issued		57,541,800	111,110,000
Public per share | ¥ / shares			¥ 0.18
Conversion ratio				1
Series A Preferred Shares
Organization and principal activities
Shares issued		58,480,000
Series A+ Preferred Shares
Organization and principal activities
Shares issued		84,480,000
Series B Preferred Shares
Organization and principal activities
Shares issued		734,209,000
Series B+ Preferred Shares
Organization and principal activities
Shares issued		277,730,000
Series C1 Preferred Shares
Organization and principal activities
Shares issued		604,820,600
Series C2 Preferred Shares
Organization and principal activities
Shares issued		372,859,000
Series D1 Preferred Shares
Organization and principal activities
Shares issued		705,523,600
Series D2 Preferred Shares
Organization and principal activities
Shares issued		105,302,000
Series E Preferred Shares
Organization and principal activities
Shares issued		803,222,500
ADS | IPO
Organization and principal activities
Shares issued	4,000,000
Public per share | $ / shares	$ 15.50
Class A Ordinary Shares | IPO
Organization and principal activities
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0000001
Shares issued	140,000,000
Convertible redeemable preferred shares other than series F
Organization and principal activities
Number of shares converted	3,746,626,700
Conversion ratio	1
Series F Preferred Shares
Organization and principal activities
Number of shares converted	392,013,413
Conversion ratio	1.3169				1.3169	1